UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08021

Azzad Funds

(Exact name of registrant as specified in charter)

3141 Fairview Park Drive, Suite 460

Falls Church, VA 22042

(Address of principal executive offices)

(Zip code)

Bashar Qasem

3141 Fairview Park Drive

Suite 460

Falls Church, VA 22042

 (Name and address of agent for service)

With copies to:

Thompson Hine LLP

Mr. Donald S. Mendelsohn

312 Walnut Street

Cincinnati, OH, 45202

Registrant's telephone number, including area code: (703) 207-7005

Date of fiscal year end: June 30

Date of reporting period: March 31, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

	Azzad Ethical Fund
	Schedule of Investments
	March 31, 2013 (Unaudited)

Shares		Value

COMMON STOCKS 98.84%

Agricultural Chemicals - 1.51%
2,553	CF Industries Holdings, Inc.	$ 486,015

Apparel & Other Finished Products - .75%
3,861	Lululemon Athletica, Inc. (British Columbia) *	240,718

Ball & Roller Bearings - 1.90%
10,806	Timken Co.	611,403

Biological Products (No Diagnostic Substances) - 1.19%
4,318	Onyx Pharmaceuticals, Inc. *	383,697

Cable & Other Pay Television Services - 1.24%
6,201	Scripps Network Interactive, Inc. Class-A	398,972

Calculating & Accounting Machine (No Electronic Computers) - .74%
11,550	Verifone Systems, Inc. *	238,854

Computer Communications Equipment - 2.12%
4,813	F5 Networks, Inc. *	428,742
16,820	Riverbed Technology, Inc. *	250,954
		679,696
Computer Storage Devices - 1.10%
6,423	Sandisk Corp. *	353,008

Crude Petroleum & Natural Gas - 3.16%
10,360	Gulfport Energy Corp.	474,799
10,606	Whiting Petroleum Corp. *	539,209
		1,014,008
Electromedical & Electrotherapeutic Apparatus - 2.34%
10,211	Thoratec Corp. *	382,892
5,110	Varian Medical Systems, Inc. *	367,920
		750,812
Electronic Computers - .75%
546	Apple, Inc.	241,692

Fabricated Structural Metal Products - 2.09%
4,274	Valmont Industries, Inc.	672,172

Food & Kindred Products - 2.97%
6,116	Mead Johnson Nutrition Co.	473,684
28,230	The Whitewave Foods Co. *	481,886
		955,570
Heavy Construction Other Than Building Const - Contractors - 3.68%
8,893	Fluor Corp.	589,873
10,561	Jacobs Engineering Group, Inc. *	593,951
		1,183,824
Industrial Instruments For Measurement, Display and Control - 1.90%
4,806	Roper Industries, Inc.	611,852

Industrial Organic Chemicals - 3.13%
1,962	NewMarket Corp.	510,826
5,296	Westlake Chemical Corp.	495,176
		1,006,002
Machine Tools, Metal Cutting Types - 1.40%
11,549	Kennamental, Inc.	450,873

Men's & Boys' Furnishings, Work Clothing, and Allied Garments - 1.46%
2,792	V.F. Corp.	468,358

Miscellaneous Fabricated Metal Products - 1.83%
6,414	Parker Hannifin Corp.	587,394

Mining & Quarrying of Nonmetallic Minerals (No Fuels) - 2.30%
5,812	Autoliv, Inc.	401,841
4,358	Borgwarner, Inc. *	337,048
		738,889
Oil & Gas Field Machinery & Equipment - 3.21%
7,614	Cameron International Corp. *	496,433
6,551	Oil States International, Inc. *	534,365
		1,030,798
Optial Instruments & Lenses - 1.05%
6,419	Kla-Tencor Corp.	338,538

Orthopedic, Prosthetic, Surgical Appliances & Supplies - .88%
579	Intuitive Surgical, Inc. *	284,399

Petroleum Refining - 1.60%
10,009	HollyFrontier Corp.	514,963

Pharmaceutical Preparations - 7.09%
4,762	Alexion Pharmaceuticals, Inc. *	438,771
5,262	Pharmacyclics, Inc. *	423,117
2,448	Regeneron Pharmaceuticals, Inc. *	431,835
10,400	Salix Pharmaceuticals Ltd. *	532,272
7,428	United Therapeutics Corp. *	452,142
		2,278,137
Plastics, Materials, Synthetic Resins & Non-Vulcan Elastomers - 1.26%
6,460	Albemarle Corp.	403,879

Plastics Products, NEC - 1.24%
4,860	Tupperware Brands Corp.	397,256

Printed Circuit Boards - 1.31%
22,856	Jabil Circuit, Inc.	422,379

Railroads, Line-Haul Operating - 1.91%
5,531	Kansas City Southern Industries, Inc.	613,388

Retail-Auto & Home Supply Stores - 1.67%
5,228	O'Reilly Automotive, Inc. *	535,551

Retail-Catalog & Mail-Order Houses - 1.74%
6,049	Schein Henry, Inc. *	559,835

Retail-Family Clothing Stores - 1.63%
8,624	Ross Stores, Inc.	522,787

Retail-Home Furniture, Furnishings & Equipment Stores - 1.61%
8,008	Bed Bath & Beyond, Inc. *	515,875

Retail-Shoe Stores - 1.47%
13,832	Footlocker, Inc.	473,608

Retail-Women's Clothing Stores - 1.24%
23,708	Chico's Fas, Inc.	398,295

Rubber & Plastics Footware - 1.39%
8,037	Deckers Outdoor Corp. *	447,581

Semiconductors & Related Devices - 2.71%
10,849	Avago Technologies Ltd.	389,479
8,620	Cirrus Logic, Inc. *	196,105
12,903	Skyworks Solution, Inc. *	284,189
		869,773
Services-Advertising Agencies - 1.32%
14,379	ValueClick, Inc. *	425,043

Services-Business Services, NEC - .92%
429	Priceline.com, Inc. *	295,222

Services-Commercial Physical & Biological Research - 1.44%
19,709	Incyte Corp. *	461,388

Services-Computer Integrated Systems - 1.19%
8,269	Jack Henry & Associates, Inc.	382,111

Services-Computer Programming - .81%
5,138	Rackspace Hosting, Inc. *	259,366

Services-Consumer Credit Report - 1.78%
9,915	Equifax, Inc.	571,005

Services-Equipment Rental & Leasing, NEC - 1.62%
18,187	Aaron's, Inc.	521,603

Services-Management Consulting - 1.58%
7,321	Towers Watson & Co.	507,492

Services-Medical Laboratories - 1.39%
4,950	Laboratory Corp. America Holdings *	446,490

Services-Prepackaged Software - 5.10%
6,615	Ansys, Inc. *	538,593
6,928	Citrix Systems, Inc. *	499,855
14,347	Nuance Communications, Inc. *	289,523
15,314	Tibco Software, Inc. *	309,573
		1,637,544
Steel Works, Blast Furnaces Rolling Mills (Coke Ovens) - 1.08%
7,032	Carpenter Technology Corp.	346,607

Surgical & Medical Instruments - 1.05%
3,362	Bard CR, Inc.	338,822

Watches, Clocks, Clockwork Operated Devices/Parts - 1.10%
3,675	Fossil, Inc. *	355,005

Wholesale-Apparel, Piece Goods & Notions - 1.39%
7,894	Michael Kors Holdings Ltd. *	448,300

Wholesale-Drugs, Proprietaries & Druggists' Sundries - 3.05%
8,080	AmersourceBergen Corp.	415,716
12,743	Nu Skin Enterprises, Inc. Class A	563,241
		978,957
Wholesale-Motor Vehicle & Motor Vehicle Parts & Supplies - 1.89%
7,800	Genuine Parts Co.	608,400

Women's, Misses', Children's & Infants' Undergarments - 1.55%
20,092	Guess?, Inc.	498,884

TOTAL FOR COMMON STOCKS (Cost $28,132,592) - 98.84%		$ 31,763,090

REAL ESTATE INVESTMENT TRUSTS - .92%
1,950	Public Storage	$ 297,024

TOTAL FOR REAL ESTATE INVESTMENT TRUSTS (Cost $210,579) - .92%		$ 297,024

TOTAL INVESTMENTS (Cost $28,343,170) - 99.76%		$ 32,060,114

OTHER ASSETS LESS LIABILITIES - .24%		76,271

NET ASSETS - 100.00%		$ 32,136,385

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at March 31, 2013.
ADR - American Depository Receipt.

NOTES TO FINANCIAL STATEMENTS
Azzad Ethical Fund
1. SECURITY TRANSACTIONS

At March 31, 2013, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $28,343,170 amounted to $3,716,974, which consisted of aggregate gross unrealized appreciation of $4,471,072 and aggregate gross unrealized depreciation of $754,128.

2. SECURITY VALUATION

Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Certain short-term securities are valued on the basis of amortized cost. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. When market quotations are not readily available or if a security value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Board of Trustees. The Board has adopted guidelines for good faith pricing, and has delegated to the Advisor the responsibility for determining fair value prices, subject to review by the Board of Trustees.

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$ 31,763,090	$0	$0	$31,763,090
Exchange Traded Funds	$0	$0	$0	$0
Real Estate Investment Trusts	$297,024	$0	$0	$297,024
Convertible Bonds	$0	$0	$0	$0
Cash Equivalents	$0	$0	$0	$0
Total	$32,060,114	$0	$0	$32,060,114

	Azzad Wise Capital Fund
	Schedule of Investments
	March 31, 2013

Shares		Value

COMMON STOCKS - 14.06%

Beverages - .78%
4,841	The Coca-Cola Co.	$ 195,770
2,525	Pepsico, Inc.	199,753
		395,523
Commercial Bank Non-US - 2.29%
409,808	Kuwait Finance House (Kuwait)	1,161,945

Construction, Mining & Materials Handling Machinery & Equipment - .35%
2,431	Dover Corp.	177,171

Converted Paper & Paperboard Products - .41%
2,116	Kimberly- Clark Corp.	207,326

Cutlery, Handtools & General Hardware - .31%
1,937	Stanley Black & Decker, Inc.	156,839

Electromedical & Electrotherapeutic Apparatus - .32%
3,458	Medtronic, Inc.	162,388

Electronic & Other Electrical Equipment - .32%
2,886	Emerson Electric Co.	161,241

General Industrial Machinery & Equipment - .30%
2,461	Illinois tool Works, Inc.	149,973

Household Furniture - .43%
6,467	Leggett & Platt, Inc.	218,455

Industrial Inorganic Chemicals - .29%
1,694	Air Products & Chemicals, Inc.	147,581

Men's & Boys Furnishings - .62%
3,567	Cintas Corp.	157,412
938	V.F. Corp.	157,350
		314,762
Miscellaneous Food Preparations & Kindred Products - .34%
2,321	McCormick & Co., Inc.	170,710

Paints, Varnishes, Lacquers, Enamels & Allied Products - .34%
1,282	PPG Industries, Inc.	171,711

Perfumes, Cosmetics & Other Toilet Preparations - .31%
1,328	Colgate-Palmolive Co.	156,744

Pharmaceutical Preparations - 1.12%
5,519	Abbott Laboratories	194,931
5,512	AbbVie, Inc.	208,467
2,019	Johnson & Johnson	164,609
		568,007
Retail-Variety Stores - .75%
3,123	Family Dollar Stores, Inc.	184,413
2,607	Wal-Mart Stores, Inc.	195,082
		379,495
Retail-Building Materials, Hardware, Garden Supply - .34%
1,031	The Sherwin-Williams Co.	174,126

Retail-Drug Stores & Proprietary Store - .41%
4,408	Walgreen Co.	210,173

Retail-Lumber & Other Building Materials - .36%
4,842	Lowe's Companies, Inc.	183,609

Soap, Detergent, Cleaning Preparations, Perfumes, Cosmetics - .33%
2,184	The Procter & Gamble Co.	168,299

Special Industry Machinery - .31%
2,970	Pentair Ltd.	156,668

Specialty Cleaning, Polishing & Sanita - .41%
2,367	The Clorox Co.	209,550

Surgical & Medical Instruments & Apparatus - 1.01%
1,518	3M Co.	161,378
1,798	Becton, Dickinson & Co.	171,907
1,777	C.R. Bard, Inc.	179,086
		512,371
Telephone Communications - .39%
5,410	AT&T, Inc.	198,493

Wholesale-Motor Vehicle Supplies & New Parts - .34%
2,185	Genuine Parts Co.	170,430

Wholesale-Chemicals & Allied Products - .29%
1,885	Sigma-Aldrich Corp.	146,370

Wholesale-Drugs Proprietaries & Druggist - .28%
3,360	Cardinal Health, Inc.	139,843

Wholesale-Durable Goods - .32%
713	W.W. Grainger, Inc.	160,411

TOTAL FOR COMMON STOCKS (Cost $6,322,128) - 14.06%		7,130,214

SUKUKS - 43.86%
300,000	ADIB Capital Sukuk, 6.375, 10/16/2018 (United Arab Emirates)	316,500
1,000,000	ADIB Sukuk, 3.745% 11/04/2015 (United Arab Emirates)	1,043,490
1,000,000	ADCB Islamic Finance (Cayman Island), 4.071%, 11/22/2016	1,070,000
500,000	DEWAAE Sukuk 3.000%, 03/05/2018	503,000
1,000,000	Dibuh, 6.250%, 03/20/2049	1,007,250
1,900,000	EIB Sukuk Ltd,, 4.147%, 01/11/2018 (United Arab Emirates)	1,971,250
1,900,000	EIB Sukuk Ltd,, 4.718%, 01/18/2017 (United Arab Emirates)	2,009,250
500,000	Emirat, 3.875%, 09/19/2023	493,250
500,000	FGB Sukuk, 3.797%, 8/02/2016	525,000
500,000	GE Capital Sukuk, Ltd., 3.875%, 11/26/2014 (Bermuda)	521,396
1,600,000	Indois Sukuk, 4.000%, 11/21/2018 (United Arab Emirates)	1,668,000
1,080,000	MAF Sukuk Ltd., 5.850%, 02/07/2017 (Caymen Islands)	1,196,640
1,200,000	Perusahaan Pener Indois, 3.30%, 11/21/2022 (Indonesia)	1,174,500
580,000	QIB Sukuk Funding, 3.856%, 10/07/2015	606,100
800,000	QIIB Sukuk, 2.688%, 10/18/2017 (Qatar)	802,000
1,650,000	Saudi electricity Global Sukuk,	1,771,687
500,000	Seco, 3.473%, 04/08/2023	502,725
1,700,000	Simemk, 3.290%, 10/16/2018	1,705,952
800,000	SOQ Sukuk Q.S.C., 3.241%, 01/18/2023	814,000
1,170,000	Wakala Global Sukuk BHD, 4.646%, 7/6/2021	1,314,196
1,170,000	Wakala Global Sukuk BHD, 2.991%, 7/6/2016	1,228,663

TOTAL FOR SUKUKS (Cost $21,950,713) - 43.86%		22,244,849

OPEN END MUTUAL FUNDS - 2.97%
128,955	Qatar Islamic Bank	1,506,963

TOTAL FOR MUTUAL FUNDS (Cost $1,447,231) - 2.97%		1,506,963

TIME DEPOSITS - 31.72%
2,083,837	Bank Asya, 4.290%, 01/23/2014 (Turkey)	2,083,837
2,144,006	Kuveyt Turk Participation Bank, 3.01%, 11/12/2013 (Turkey)	2,144,006
1,999,980	Kuveyt Turk Participation Bank, 3.400%, 03/06/2014 (Turkey)	1,999,980
1,699,985	Kuveyt Turk Participation Bank, 3.670%, 01/23/2014 (Turkey)	1,699,985
1,038,702	Kuveyt Turk Participation Bank 3.810%, 09/04/2013 (Turkey)	1,038,702
379,976	Kuveyt Turk Participation Bank 3.814%, 10/24/2013 (Turkey)	379,976
806,117	Turkiye Finans Bank, 4.110%, 12/23/2014 (Turkey)	806,117
2,110,346	Turkiye Finans Bank, 4.5%, 9/21/2013 (Turkey)	2,110,346
1,448,617	Turkiye Finans Bank, 5.0%, 3/12/2014 (Turkey)	1,448,617
2,376,165	Turkiye Finans Bank, 5.5%, 3/22/2014 (Turkey)	2,376,165

TOTAL FOR TIME DEPOSITS (Cost $16,087,731) 31.72%		16,087,731

SHORT TERM INVESTMENTS - 5.68%
499,950	Albaraka Turk Participation, 4.03%, 02/18/2014	499,949
399,950	Albaraka Turk Participation, 4.08%, 12/17/2013	399,950
712,037	Albaraka Turk Participation, 4.20%, 10/12/2014	712,037
688,774	Albaraka Turk Participation, 4.44%, 01/18/2014	688,774
579,742	Kuwait Finance House Deposit Account, 1.309% (Kuwait) **	579,742

TOTAL SHORT-TERM INVESTMENTS (Cost $2,880,452) - 5.68%		2,880,452

TOTAL FOR INVESTMENTS (Cost $48,688,256) - 98.30%		49,850,209

OTHER ASSETS LESS LIABILITIES - 1.70%		863,923

NET ASSETS - 100.00%		$ 50,714,132

** Variable rate security; the savings account rate shown represents the yield at March 31, 2013.

NOTES TO FINANCIAL STATEMENTS
Azzad Wise Capital Fund
1. SECURITY TRANSACTIONS

At March 31, 2013, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $48,688,256 amounted to $1,228,943, which consisted of aggregate gross unrealized appreciation of $1,442,103 and aggregate gross unrealized depreciation of $213,160.

2. SECURITY VALUATION

Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Certain short-term securities are valued on the basis of amortized cost. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. When market quotations are not readily available or if a security value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Board of Trustees. The Board has adopted guidelines for good faith pricing, and has delegated to the Advisor the responsibility for determining fair value prices, subject to review by the Board of Trustees.

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	7,130,214	$0	$0	$7,130,214
Exchange Traded Funds	$0	$0	$0	$0
Mutual Funds	1,506,963	$0	$0	$0
Sukuks	22,244,849	$0	$0	$0
Cash Equivalents	18,968,183	$0	$0	$18,968,183
Total	$49,850,209	$0	$0	$49,850,209

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Azzad Funds

By /s/Bashar Qasem

     Bashar Qasem

     President and Treasurer

Date May 29, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Bashar Qasem

     Bashar Qasem

     President and Treasurer

Date May 29, 2013